7. Income Taxes (Details - Tax rates)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Tax benefit calculated at statutory rate					35.00%	35.00%
Changes to valuation allowance					(35.00%)	(35.00%)
Provision for income taxes	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%